Quarterly Information (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 1,642	$ 1,435	$ 1,409	$ 1,244	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 5,730	$ 5,291	$ 4,711
Gross margin	574	382	374	315	60	335	310	246
Operating income (loss)	411	129	130	78	(421)	93	112	68	748	(148)	298
Income (loss) from continuing operations	239	88	89	59	(301)	68	81	55	475	(97)	277
Income (loss) from discontinued operations, net of tax	3	(1)	13	(9)	(68)	(7)	(12)	(6)	6	(93)	(10)
Net income (loss) attributable to NCR	$ 242	$ 87	$ 102	$ 50	$ (369)	$ 61	$ 69	$ 49	$ 481	$ (190)	$ 267
Net (loss) income per common share from continuing operations
Basic (in dollars per share)	$ 1.49	$ 0.55	$ 0.56	$ 0.37	$ (1.91)	$ 0.43	$ 0.51	$ 0.35	$ 2.98	$ (0.61)	$ 1.73
Diluted (in dollars per share)	$ 1.45	$ 0.53	$ 0.54	$ 0.36	$ (1.91)	$ 0.42	$ 0.50	$ 0.34	$ 2.90	$ (0.61)	$ 1.72
Net income (loss) per common share
Basic (in dollars per share)	$ 1.51	$ 0.55	$ 0.64	$ 0.32	$ (2.34)	$ 0.39	$ 0.44	$ 0.31	$ 3.02	$ (1.20)	$ 1.67
Diluted (in dollars per share)	$ 1.47	$ 0.53	$ 0.62	$ 0.31	$ (2.34)	$ 0.38	$ 0.43	$ 0.30	$ 2.94	$ (1.20)	$ 1.66